THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E

The American Legacy®

Lincoln National Variable Annuity Account H

American Legacy® II, American Legacy® III, American Legacy® III C Share

American Legacy® III View, American Legacy® Design

American Legacy® Series, American Legacy® Signature

American Legacy® Advisory, American Legacy Shareholder’s Advantage®

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, Lincoln ChoicePlus AssuranceSM (B Share)

Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlus AssuranceSM (C Share)

Lincoln ChoicePlusSM II Advance, Lincoln ChoicePlus AssuranceSM (L Share)

Lincoln ChoicePlus AssuranceSM (A Share), Lincoln ChoicePlusSM Advisory

Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Signature

Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlus AssuranceSM (Prime)

Lincoln InvestmentSolutionsSM RIA

Prospectus Supplement dated November 10, 2025 to the Prospectus dated May 1, 2025

This supplement discusses changes to your variable annuity prospectus. All other provisions in your prospectus remain unchanged.

Benefits Available Under Your Contract – Living Benefit Riders.

Beginning February 17, 2026, the following options of the Lincoln ProtectedPay® Lifetime Income Suite will no longer be available for election by any contractowner (including existing contractowners):

●	Lincoln ProtectedPay Secure Core®

●	Lincoln ProtectedPay Secure Core® and Estate LockSM

●	Lincoln ProtectedPay Secure Plus®

●	Lincoln ProtectedPay Secure Max®

Additionally, beginning February 17, 2026, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if you are transitioning from a Prior Rider.

Please note that all riders discussed in this supplement may not be available under your contract. You can obtain additional information by contacting your registered representative, online at www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.